February 27, 2008


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

  RE: Van Kampen Unit Trusts, Municipal Series 624

      File No. 333-137425    CIK #1344125

Ladies/Gentlemen:

    In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on February 22, 2008.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.